Financial Instruments (Details 2) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Financial Instruments
Cash	$ 1,114,033	$ 217,788
Current assets excluding cash	5,591,653	1,616,987
Total current assets	6,705,686	1,834,775
Current liabilities	(3,862,460)	(1,799,104)
Working capital	$ 2,843,226	$ 35,671